SHORT TERM LOAN (Details Narrative) - USD ($) $ in Thousands				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 14, 2016	Oct. 25, 2016	Jun. 02, 2015	Dec. 31, 2015	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2015
Value of common stock issued upon new issue	$ 84		$ 146	$ 215	$ 569	$ 717	$ 347
Promissory Notes [Member]
Face value of notes and warrants issued						750
Accrued interest						39
Value of common stock issued upon new issue						188
Fair value of warrants issued						$ 322
Percentage of common shares issued						25.00%
Private Placement [Member] | Investor [Member] | October Financing [Member]
Face value of notes and warrants issued		$ 1,000,000
Funding at closing		500
Guaranteed financing upon milestone		250
Additional financing		$ 250